Organization (Details) (USD $)	Mar. 31, 2013	May 09, 2012
Common stock Shares Purchase Agreement		9,500,000
Common stock issued value		$ 9,500
Common Stock value per share		$ 0.001
common stock Issued Shares	10,030,612
common stock Outstanding Shares	10,030,612